Offerings - Offering: 1	Jul. 31, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes, Series D
Amount Registered	25,000,000
Proposed Maximum Offering Price per Unit	1.00000
Maximum Aggregate Offering Price	$ 25,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,827.5
Offering Note	None